Other components of equity	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other components of equity

29.	Other components of equity
(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	703.4	Rs.	51,422.5	Rs.	28,388.6	Rs.	49,388.8
Exchange differences arising on translating the net assets of foreign operations (net)		553.4		40,454.9		22,007.8		(20,414.1)
Change in effective portion of hedges of net investment in foreign operations		(50.4)		(3,685.5)		—		—
Net change in translation reserve – equity accounted investees (net)		20.5		1,500.1		1,026.1		(586.1)

Balance at the end	US$	1,226.9	Rs.	89,692.0	Rs.	51,422.5	Rs.	28,388.6

(b)	The movement of gain/(loss) on Equity instruments held at fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	5.3	Rs.	391.0	Rs.	1,785.5	Rs.	—
Effect of transition to IFRS 9		—		—		—		1,392.8
Other Comprehensive income for the year		57.6		4,206.6		(1,369.3)		438.1
Income tax relating to gain/(loss) recognized on equity investments, where applicable		(2.5)		(180.5)		(25.2)		3.9
Profit on sale of equity investments reclassified to retained earnings		(0.6)		(43.6)		—		(49.3)

	US$	59.8	Rs.	4,373.5	Rs.	391.0	Rs.	1,785.5

(c)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	(573.6)	Rs.	(41,937.1)	Rs.	(60,668.2)	Rs.	(39,224.0)
Effect of transition to IFRS 9		—		—		—		(2,819.8)
Gain/(loss) recognized on cash flow hedges		526.0		38,456.8		(23,130.0)		(89,824.6)
Income tax relating to gain/loss recognized on cash flow hedges		(100.6)		(7,356.42)		4,305.8		16,974.8
(Gain)/loss reclassified to profit or loss		156.7		11,455.9		50,102.9		79,903.6
Income tax relating to gain/loss reclassified to profit or loss		(30.2)		(2,210.1)		(9,064.7)		(15,181.1)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		6.2		456.1		(4,299.9)		(12,959.4)
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		(1.2)		(87.3)		817.0		2,462.3

Balance at the end	US$	(16.7)	Rs.	(1,222.1)	Rs.	(41,937.1)	Rs.	(60,668.2)

Of the above balance related to:
Continued hedges		(7.1)		(516.8)		(38,520.7)		(56,981.5)
Discontinued hedges		(9.6)		(705.4)		(3,416.4)		(3,686.7)

(d)	The movement of Cost of Hedging reserve is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	(60.6)	Rs.	(4,428.7)	Rs.	(2,873.9)	Rs.	(4,473.1)
Effect of transition to IFRS 9		—		—		—		204.8
Gain/(loss) recognized on cash flow hedges		79.3		5,791.9		(2,453.4)		(746.6)
Income tax relating to gain/loss recognized on cash flow hedges		(16.0)		(1,169.8)		600.6		207.5
(Gain)/loss reclassified to profit or loss		(17.2)		(1,254.6)		(942.4)		659.3
Income tax relating to gain/loss reclassified to profit or loss		2.5		181.7		167.0		(125.3)
Amounts removed from hedge reserve and recognized in inventory		14.7		1,077.2		1,324.9		1,727.8
Income tax related to amounts removed from hedge reserve and recognized in inventory		(2.8)		(203.8)		(251.5)		(328.3)

Balance at the end	US$	(0.1)	Rs.	(6.1)	Rs.	(4,428.7)	Rs.	(2,873.9)

Of the above balance related to
Continued hedges		(0.1)		(6.1)		(4,338.6)		(2,873.9)
Discontinued hedges		—		—		(90.1)		—
(e)	The movement of gain/(loss) on debt instruments held at fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	12.1	Rs.	886.3	Rs.	—	Rs.	—
Other Comprehensive income for the year		28.3		2,069.0		1,362.4		—
Income tax relating to gain/(loss) recognized on debt investments, where applicable		(5.3)		(387.5)		(476.1)		—

Balance at the end	US$	35.1	Rs.	2,567.8	Rs.	886.3	Rs.	—

(f)	Summary of Other components of equity:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Currency translation reserve	US$	1,226.9	Rs.	89,692.0	Rs.	51,422.5	Rs.	28,388.6
Investments reserve		59.8		4,373.5		391.0		1,785.5
Hedging reserve		(16.7)		(1,222.1)		(41,937.1)		(60,668.2)
Cost of hedge reserve		(0.1)		(6.1)		(4,428.7)		(2,873.9)
Debt reserve		35.1		2,567.8		886.3		—

Total	US$	1,305.0	Rs.	95,405.1	Rs.	6,334.0	Rs.	(33,368.0)

The Company had been presenting, gains and losses on effective cash flow hedges of inventory in the Consolidated Statement of Comprehensive Income as “will not be reclassified to profit or loss”. With wider industry practice emerging, clearer guidance now being available and with the present economic situation due to
COVID-19,
the Company has changed the presentation of these effective cash flow hedges of inventory presentation as “will be reclassified to profit or loss”, from year ended March 31, 2021 and accordingly reclassified the comparative gain of Rs. 6,753.2 million for the year ended March 31, 2020 (Rs. 18,134.
9
 million for the year ended March 31, 2019) and related tax expenses of Rs. 1,325.8 million for the year ended March 31, 2020 (Rs. 3,459.5 million for the year ended March 31, 2019). The change in presentation is within the consolidated statement of comprehensive income and does not affect Profit / (loss) for the period and earnings per share.